DEBT - Paycheck Protection Program Loan (PPP Loan) (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2021	Jan. 31, 2021 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) item	Aug. 31, 2021 USD ($)	Aug. 16, 2021 USD ($)
Debt Instrument [Line Items]
Aggregate amount of loan			$ 4,292		$ 1,576
Loan forgivable period (in weeks)			56 days
Loan covered period (in months)				10 months
Deferred period for loan payments (in months)	10 months
Term of loan (in years)		5 years
Number of consecutive payments | item				45
Minimum [Member]
Debt Instrument [Line Items]
Loan forgiveness applied period (in months)				8 months
Maximum [Member]
Debt Instrument [Line Items]
Loan forgiveness applied period (in months)				24 months
Outstanding PPP and other governmental loans.
Debt Instrument [Line Items]
Aggregate amount of loan				$ 1,576		$ 4,292
Loan amount forgiveness				$ 2,000
Loan amount applied for forgiveness		$ 2,000